Average Annual Total Returns - Class I2 - Transamerica Mid Cap Value Opportunities	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.18%	8.80%	8.56%	Apr. 30, 2014	3.93%	7.17%	7.03%	2.64%	6.59%	6.42%	4.96%	[1]	9.73%	[1]	7.84%	[1]

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